Armor US Equity Index ETF	February 28, 2023
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
CONSUMER DISCRETIONARY – 17.5%
Vanguard Consumer Discretionary ETF	20,624	$5,101,965
FINANCIALS – 19.0%
Vanguard Financials ETF	63,360	5,535,129
INDUSTRIALS – 13.8%
Vanguard Industrials ETF	21,038	4,035,930
INFORMATION TECHNOLOGY – 45.0%
Vanguard Information Technology ETF(a)	37,206	13,100,977
MATERIALS – 4.5%
Vanguard Materials ETF	7,214	1,308,475
TOTAL EXCHANGE-TRADED FUNDS
(Cost $28,586,855)		29,082,476

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 4.51%(b)	73,197	73,197
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,197)		73,197
TOTAL INVESTMENTS – 100.1%
(Cost $28,660,052)		29,155,673
Liabilities in Excess of Other Assets – (0.1%)		(25,259)
TOTAL NET ASSETS – 100.0%		$29,130,414

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(b)	The rate is the annualized seven-day yield at period end.